Non-controlling interest (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Feb. 29, 2020 item
Disclosure of subsidiaries [line items]
Balance at January 1	$ 223,188	[1]	$ 14,216
NCI arising on business combination	831		215,014		$ 14,927
Loss for the period	(9,959)		(289)		(688)
Other comprehensive (loss)/income	13,140		(5,753)		(23)
Balance at September 30	227,200		223,188	[1]	$ 14,216
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at January 1	205,433
Balance at September 30	$ 212,307		$ 205,433
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Mobile Telecommunications Company K.S.C.P (Zain) | IHS GCC KW
Disclosure of subsidiaries [line items]
Percentage of business acquired						30.00%
IHS GCC KW | Mobile Telecommunications Company K.S.C.P (Zain)
Disclosure of subsidiaries [line items]
Number Of Towers To Be Purchased | item						1,620

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).